Inventories - Schedule of Inventory, Current (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Bunkers	$ 2,152,601	$ 1,112,667
Lubricants	1,534,497	1,335,036
Total	$ 3,687,098	$ 2,447,703